Insurance (Summary of Movements in Property ans Casualty Insurance Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims [Line Items]
Insurance contract liabilities	$ 7,169
Insurance contract liabilities	7,278	$ 7,169
Property And Casualty [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims [Line Items]
Insurance contract liabilities	7,025	5,719
Insurance revenue	(6,230)	(5,506)
Incurred claims and other insurance service expenses	4,342	5,050
Amortization of insurance acquisition cash flows	864	803
Losses and reversal of losses on onerous contracts	163	117
Changes to liabilities for incurred claims	(150)	(179)
Insurance service result	(1,011)	285
Insurance finance (income) expenses	345	505
Total changes in the Consolidated Statement of Income	(666)	790
Premiums received	6,268	5,576
Claims and other insurance service expenses paid	(4,576)	(4,264)
Acquisition cash flows paid	(912)	(796)
Total cash flows	780	516
Insurance contract liabilities	7,139	7,025
Risk Adjustment [Member] | Property And Casualty [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims [Line Items]
Incurred claims and other insurance service expenses	70
Amortization of insurance acquisition cash flows	0
Losses and reversal of losses on onerous contracts	0
Changes to liabilities for incurred claims	(116)
Insurance service result	(46)
Insurance finance (income) expenses	11
Premiums received	0
Claims and other insurance service expenses paid	0
Acquisition cash flows paid	0
Liabilities For Remaining Coverage Excluding Loss Component [Member] | Property And Casualty [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims [Line Items]
Insurance contract liabilities	714	630
Insurance revenue	(6,230)	(5,506)
Incurred claims and other insurance service expenses	0	0
Amortization of insurance acquisition cash flows	864	803
Losses and reversal of losses on onerous contracts	0	0
Changes to liabilities for incurred claims	0	0
Insurance service result	(5,366)	(4,703)
Insurance finance (income) expenses	2	7
Total changes in the Consolidated Statement of Income	(5,364)	(4,696)
Premiums received	6,268	5,576
Claims and other insurance service expenses paid	0	0
Acquisition cash flows paid	(912)	(796)
Total cash flows	5,356	4,780
Insurance contract liabilities	706	714
Liabilities Fro Remaining Coverage Loss Component [Member] | Property And Casualty [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims [Line Items]
Insurance contract liabilities	101	129
Insurance revenue		0
Incurred claims and other insurance service expenses	(148)	(145)
Amortization of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	163	117
Changes to liabilities for incurred claims	0	0
Insurance service result	15	(28)
Insurance finance (income) expenses	0	0
Total changes in the Consolidated Statement of Income	15	(28)
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Acquisition cash flows paid	0	0
Total cash flows	0	0
Insurance contract liabilities	116	101
Liabilities For Incurred Claims [Member] | Estimates Of Present Value Of Future Cash Flows [Member] | Property And Casualty [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims [Line Items]
Insurance contract liabilities	5,989	4,740
Insurance revenue		0
Incurred claims and other insurance service expenses	4,420	5,099
Amortization of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	0	0
Changes to liabilities for incurred claims	(34)	(65)
Insurance service result	4,386	5,034
Insurance finance (income) expenses	332	479
Total changes in the Consolidated Statement of Income	4,718	5,513
Premiums received	0	0
Claims and other insurance service expenses paid	(4,576)	(4,264)
Acquisition cash flows paid	0	0
Total cash flows	(4,576)	(4,264)
Insurance contract liabilities	6,131	5,989
Liabilities For Incurred Claims [Member] | Risk Adjustment [Member] | Property And Casualty [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims [Line Items]
Insurance contract liabilities	221	220
Insurance revenue		0
Incurred claims and other insurance service expenses		96
Amortization of insurance acquisition cash flows		0
Losses and reversal of losses on onerous contracts		0
Changes to liabilities for incurred claims		(114)
Insurance service result		(18)
Insurance finance (income) expenses		19
Total changes in the Consolidated Statement of Income	(35)	1
Premiums received		0
Claims and other insurance service expenses paid		0
Acquisition cash flows paid		0
Total cash flows	0	0
Insurance contract liabilities	$ 186	$ 221